RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	$ 105,661	$ 94,212
Additions	29,040	37,978
Amortization	(33,824)	(29,656)
Acquisition of subsidiaries	14,766	5,546
Exchange and other adjustments	6,648	(2,419)
Right-of-use assets, ending balance	122,291	105,661
Buildings
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	85,588	79,880
Additions	17,577	25,411
Amortization	(24,129)	(21,596)
Acquisition of subsidiaries	14,766	4,184
Exchange and other adjustments	5,000	(2,291)
Right-of-use assets, ending balance	98,802	85,588
Vehicles and equipment
Reconciliation of right-of-use assets [Abstract]
Right-of-use assets, beginning balance	20,073	14,332
Additions	11,463	12,567
Amortization	(9,695)	(8,060)
Acquisition of subsidiaries	0	1,362
Exchange and other adjustments	1,648	(128)
Right-of-use assets, ending balance	$ 23,489	$ 20,073